Other Intangible Assets, Net (Schedule Of Definite-Lived Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	$ 369,370	$ 299,881
Other intangible assets, Accumulated amortization	211,217	159,619
Other intangible assets, net	158,153	140,262
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	189,446	147,083
Other intangible assets, Accumulated amortization	110,194	84,697
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	150,162	133,080
Other intangible assets, Accumulated amortization	81,709	59,238
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	11,217	10,691
Other intangible assets, Accumulated amortization	8,622	7,903
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	15,469	8,927
Other intangible assets, Accumulated amortization	9,535	7,766
Covenant Not To Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	3,076	100
Other intangible assets, Accumulated amortization	$ 1,157	$ 15